Expense Example - AB Small Cap Value Portfolio	Feb. 26, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 543
Expense Example, with Redemption, 3 Years	793
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	1,829
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	300	[1]
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	2,296
Advisor Class
Expense Example:
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	$ 1,178

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.